GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill by Reportable Segment

The following table presents the changes in the carrying amount of goodwill, in total by reportable segment, in thousands:

	Unified Communications	Communication Services	Consolidated
Balance at January 1, 2012	$989,922	$772,713	$1,762,635
Acquisitions	—	49,723	49,723
Acquisition accounting adjustments	970	43	1,013
Foreign currency translation adjustment	3,480	—	3,480

Balance at December 31, 2012	994,372	822,479	1,816,851
Foreign currency transalation adjustments	7,070	—	7,070

Balance at December 31, 2013	$1,001,442	$822,479	$1,823,921

Summary of Gross Carrying Amount and Accumulated Impairment Charge of Goodwill

The following table presents the gross carrying amount and accumulated impairment charge of goodwill, in thousands:

	As of December 31
	2013	2012
Gross carrying amount	$1,861,596	$1,854,526
Accumulated impairment	(37,675)	(37,675)

Net carrying amount	$1,823,921	$1,816,851

Summary of Major Intangible Assets and Weighted Average Amortization Periods

Below is a summary of the major intangible assets and weighted average amortization periods for each identifiable intangible asset, in thousands:

	As of December 31, 2013			Weighted Average Amortization Period (Years)
Intangible assets	Acquired Cost	Accumulated Amortization	Net Intangible Assets
Client Relationships	$547,860	$(422,367)	$125,493	9.5
Technology & Patents	122,099	(72,549)	49,550	8.7
Trade names (indefinite-lived)	47,110	—	47,110	Not applicable
Trade names (finite-lived)	27,414	(20,389)	7,025	4.3
Other intangible assets	15,894	(13,631)	2,263	4.3

Total	$760,377	$(528,936)	$231,441	8.4

	As of December 31, 2012			Weighted Average Amortization Period (Years)
Intangible assets	Acquired Cost	Accumulated Amortization	Net Intangible Assets
Client Relationships	$544,273	$(382,359)	$161,914	9.5
Technology & Patents	120,606	(57,768)	62,838	8.7
Trade names (indefinite-lived)	47,110	—	47,110	Not applicable
Trade names (finite-lived)	27,319	(16,760)	10,559	4.3
Other intangible assets	15,898	(12,647)	3,251	4.3

Total	$755,206	$(469,534)	$285,672	8.4

Summary of Estimated Future Annual Amortization Expense for Intangible Assets

Estimated amortization expense in millions for the next five years for intangible assets is as follows:

2014	$45.9 million
2015	$37.3 million
2016	$27.8 million
2017	$20.9 million
2018	$18.3 million